Distribution Date:	10/13/21	GS Mortgage Securities Trust 2016-GS3
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2016-GS3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Detail	5		Association
Exchangeable Certificate Factor Detail	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Additional Information	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131
Current Mortgage Loan and Property Stratification	10-14
		540 West Madison Special	Trimont Real Estate Advisors, LLC
Mortgage Loan Detail (Part 1)	15-16	Servicer
Mortgage Loan Detail (Part 2)	17-18		Trust Advisor		Trustadvisor@trimontrea.com
Principal Prepayment Detail	19		3500 Lenox Road, Suite G1 | Atlanta, GA 30326
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Historical Detail	20	Representations Reviewer
Delinquency Loan Detail	21		Don Simon	(203) 660-6100
Collateral Stratification and Historical Detail	22		375 North French Road, Suite 100 | Amherst, NY 14228
Specially Serviced Loan Detail - Part 1	23	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 2	24		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Modified Loan Detail	25				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36251PAA2	1.429000%	28,475,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36251PAB0	2.484000%	77,052,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36251PAC8	2.592000%	265,000,000.00	264,082,568.67	17,959,315.66	570,418.35	0.00	0.00	18,529,734.01	246,123,253.01	34.17%	30.00%
A-4	36251PAD6	2.850000%	320,243,000.00	320,243,000.00	0.00	760,577.13	0.00	0.00	760,577.13	320,243,000.00	34.17%	30.00%
A-AB	36251PAE4	2.777000%	57,066,000.00	51,149,935.12	966,254.25	118,369.47	0.00	0.00	1,084,623.72	50,183,680.87	34.17%	30.00%
A-S	36251PAH7	3.143000%	93,480,000.00	93,480,000.00	0.00	244,839.70	0.00	0.00	244,839.70	93,480,000.00	24.19%	21.25%
B	36251PAJ3	3.395000%	53,417,000.00	53,417,000.00	0.00	151,125.60	0.00	0.00	151,125.60	53,417,000.00	18.48%	16.25%
C	36251PAL8	4.003762%	45,404,000.00	45,404,000.00	0.00	151,489.02	0.00	0.00	151,489.02	45,404,000.00	13.64%	12.00%
D	36251PAM6	2.620000%	53,417,000.00	53,417,000.00	0.00	116,627.12	0.00	0.00	116,627.12	53,417,000.00	7.93%	7.00%
E	36251PAR5	4.003762%	24,038,000.00	24,038,000.00	0.00	80,202.03	0.00	0.00	80,202.03	24,038,000.00	5.37%	4.75%
F	36251PAT1	4.003762%	10,683,000.00	10,683,000.00	0.00	35,643.49	0.00	0.00	35,643.49	10,683,000.00	4.23%	3.75%
G*	36251PAV6	4.003762%	40,063,502.00	40,063,502.00	0.00	157,452.54	0.00	489,592.08	157,452.54	39,573,909.92	0.00%	0.00%
WM-A	36251PAZ7	3.601715%	24,346,000.00	24,346,000.00	0.00	73,072.79	0.00	0.00	73,072.79	24,346,000.00	55.09%	55.09%
WM-B	36251PBD5	3.601715%	29,862,000.00	29,862,000.00	0.00	89,628.68	0.00	0.00	89,628.68	29,862,000.00	0.00%	0.00%
R	36251PAX2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,122,546,502.01	1,010,186,005.79	18,925,569.91	2,549,445.92	0.00	489,592.08	21,475,015.83	990,770,843.80

Notional Certificates
X-A	36251PAF1	1.214778%	841,316,000.00	728,955,503.79	0.00	737,932.48	0.00	0.00	737,932.48	710,029,933.88
X-B	36251PAG9	0.608762%	53,417,000.00	53,417,000.00	0.00	27,098.55	0.00	0.00	27,098.55	53,417,000.00
X-D	36251PAP9	1.383762%	53,417,000.00	53,417,000.00	0.00	61,597.03	0.00	0.00	61,597.03	53,417,000.00
X-WM	36251PBB9	0.000000%	54,208,000.00	54,208,000.00	0.00	0.00	0.00	0.00	0.00	54,208,000.00
Notional SubTotal			1,002,358,000.00	889,997,503.79	0.00	826,628.06	0.00	0.00	826,628.06	871,071,933.88

Deal Distribution Total					18,925,569.91	3,376,073.98	0.00	489,592.08	22,301,643.89

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing
	the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the
	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36251PAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36251PAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36251PAC8	996.53799498	67.77100249	2.15252208	0.00000000	0.00000000	0.00000000	0.00000000	69.92352457	928.76699249
A-4	36251PAD6	1,000.00000000	0.00000000	2.37500002	0.00000000	0.00000000	0.00000000	0.00000000	2.37500002	1,000.00000000
A-AB	36251PAE4	896.32942768	16.93222322	2.07425560	0.00000000	0.00000000	0.00000000	0.00000000	19.00647881	879.39720447
A-S	36251PAH7	1,000.00000000	0.00000000	2.61916667	0.00000000	0.00000000	0.00000000	0.00000000	2.61916667	1,000.00000000
B	36251PAJ3	1,000.00000000	0.00000000	2.82916674	0.00000000	0.00000000	0.00000000	0.00000000	2.82916674	1,000.00000000
C	36251PAL8	1,000.00000000	0.00000000	3.33646859	0.00000000	0.00000000	0.00000000	0.00000000	3.33646859	1,000.00000000
D	36251PAM6	1,000.00000000	0.00000000	2.18333340	0.00000000	0.00000000	0.00000000	0.00000000	2.18333340	1,000.00000000
E	36251PAR5	1,000.00000000	0.00000000	3.33646851	0.00000000	0.00000000	0.00000000	0.00000000	3.33646851	1,000.00000000
F	36251PAT1	1,000.00000000	0.00000000	3.33646822	0.00000000	0.00000000	0.00000000	0.00000000	3.33646822	1,000.00000000
G	36251PAV6	1,000.00000000	0.00000000	3.93007431	(0.59360562)	24.12608588	0.00000000	12.22040150	3.93007431	987.77959850
WM-A	36251PAZ7	1,000.00000000	0.00000000	3.00142898	0.00000000	0.00000000	0.00000000	0.00000000	3.00142898	1,000.00000000
WM-B	36251PBD5	1,000.00000000	0.00000000	3.00142924	(0.00000033)	0.00980142	0.00000000	0.00000000	3.00142924	1,000.00000000
R	36251PAX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36251PAF1	866.44673796	0.00000000	0.87711690	0.00000000	0.00000000	0.00000000	0.00000000	0.87711690	843.95154006
X-B	36251PAG9	1,000.00000000	0.00000000	0.50730198	0.00000000	0.00000000	0.00000000	0.00000000	0.50730198	1,000.00000000
X-D	36251PAP9	1,000.00000000	0.00000000	1.15313533	0.00000000	0.00000000	0.00000000	0.00000000	1.15313533	1,000.00000000
X-WM	36251PBB9	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/21 - 09/30/21	30	0.00	570,418.35	0.00	570,418.35	0.00	0.00	0.00	570,418.35	0.00
A-4	09/01/21 - 09/30/21	30	0.00	760,577.13	0.00	760,577.13	0.00	0.00	0.00	760,577.13	0.00
A-AB	09/01/21 - 09/30/21	30	0.00	118,369.47	0.00	118,369.47	0.00	0.00	0.00	118,369.47	0.00
X-A	09/01/21 - 09/30/21	30	0.00	737,932.48	0.00	737,932.48	0.00	0.00	0.00	737,932.48	0.00
X-B	09/01/21 - 09/30/21	30	0.00	27,098.55	0.00	27,098.55	0.00	0.00	0.00	27,098.55	0.00
A-S	09/01/21 - 09/30/21	30	0.00	244,839.70	0.00	244,839.70	0.00	0.00	0.00	244,839.70	0.00
B	09/01/21 - 09/30/21	30	0.00	151,125.60	0.00	151,125.60	0.00	0.00	0.00	151,125.60	0.00
C	09/01/21 - 09/30/21	30	0.00	151,489.02	0.00	151,489.02	0.00	0.00	0.00	151,489.02	0.00
D	09/01/21 - 09/30/21	30	0.00	116,627.12	0.00	116,627.12	0.00	0.00	0.00	116,627.12	0.00
X-D	09/01/21 - 09/30/21	30	0.00	61,597.03	0.00	61,597.03	0.00	0.00	0.00	61,597.03	0.00
E	09/01/21 - 09/30/21	30	0.00	80,202.03	0.00	80,202.03	0.00	0.00	0.00	80,202.03	0.00
F	09/01/21 - 09/30/21	30	0.00	35,643.49	0.00	35,643.49	0.00	0.00	0.00	35,643.49	0.00
G	09/01/21 - 09/30/21	30	987,064.10	133,670.62	0.00	133,670.62	(23,781.92)	0.00	0.00	157,452.54	966,575.49
WM-A	09/01/21 - 09/30/21	30	0.00	73,072.79	0.00	73,072.79	0.00	0.00	0.00	73,072.79	0.00
X-WM	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
WM-B	09/01/21 - 09/30/21	30	291.82	89,628.67	0.00	89,628.67	(0.01)	0.00	0.00	89,628.68	292.69
Totals			987,355.92	3,352,292.05	0.00	3,352,292.05	(23,781.93)	0.00	0.00	3,376,073.98	966,868.18

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties		Losses		Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36251PAH7	3.143000%	93,480,000.00	93,480,000.00	0.00	244,839.70		0.00		0.00	244,839.70	93,480,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00
B (Cert)	36251PAJ3	3.395000%	53,417,000.00	53,417,000.00	0.00	151,125.60		0.00		0.00	151,125.60	53,417,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00
C (Cert)	36251PAL8	4.003762%	45,404,000.00	45,404,000.00	0.00	151,489.02		0.00		0.00	151,489.02	45,404,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00
Regular Interest Total			192,301,000.03	192,301,000.00	0.00	547,454.32		0.00		0.00	547,454.32	192,301,000.00

Exchangeable Certificate Details
PEZ	36251PAK0	N/A	0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	22,301,643.89
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,370,515.07	Master Servicing Fee	11,080.38
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,731.03
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	420.91
ARD Interest	0.00	Operating Advisor Fee	1,616.29
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	374.42
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,370,515.07	Total Fees	18,223.05

Principal		Expenses/Reimbursements
Scheduled Principal	915,162.73	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	12,029.15
Principal Prepayments	18,010,407.18	Special Servicing Fees (Monthly)	(38,594.10)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,783.01
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	18,925,569.91	Total Expenses/Reimbursements	(23,781.94)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,376,073.98
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	18,925,569.91
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	22,301,643.89
Total Funds Collected	22,296,084.98	Total Funds Distributed	22,296,085.00

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	955,978,006.53	955,978,006.53	Beginning Certificate Balance	1,010,186,005.79
(-) Scheduled Principal Collections	915,162.73	915,162.73	(-) Principal Distributions	18,925,569.91
(-) Unscheduled Principal Collections	18,010,407.18	18,010,407.18	(-) Realized Losses	489,592.08
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	489,592.82
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	489,592.82	489,592.82	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	936,562,843.80	936,562,843.80	Certificate Other Adjustments**	(0.74)
Beginning Actual Collateral Balance	956,255,450.37	956,255,450.37	Ending Certificate Balance	990,770,843.80
Ending Actual Collateral Balance	936,853,515.98	936,853,515.98

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.74)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.74
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	14,581,552.78	1.56%	57	4.7495	NAP	Defeased	1	14,581,552.78	1.56%	57	4.7495	NAP
5,000,000 or less	3	12,580,579.47	1.34%	57	4.4343	1.707896	1.40 or less	14	320,742,332.33	34.25%	58	4.3004	0.593424
5,000,001 to 10,000,000	6	47,596,242.69	5.08%	58	4.4029	1.309629	1.41 to 1.50	3	91,566,918.57	9.78%	57	4.4471	1.437527
10,000,001 to 15,000,000	4	49,331,166.01	5.27%	59	4.0628	1.482463	1.51 to 1.60	2	23,993,237.56	2.56%	59	3.8648	1.535765
15,000,001 to 20,000,000	2	36,634,000.21	3.91%	59	4.1141	1.766954	1.61 to 1.70	2	21,142,096.34	2.26%	59	4.3683	1.640000
20,000,001 to 30,000,000	6	165,989,092.55	17.72%	58	3.7186	1.960438	1.71 to 1.80	1	48,126,523.98	5.14%	57	4.1000	1.754186
30,000,001 to 40,000,000	3	107,488,995.45	11.48%	58	4.1742	0.665242	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 60,000,000	5	262,467,978.96	28.02%	56	4.4096	1.323977	2.01 to 2.10	1	82,893,235.68	8.85%	59	3.9740	2.078311
60,000,001 to 70,000,000	1	70,000,000.00	7.47%	59	3.4500	2.470000	2.11 to 3.00	5	159,016,946.56	16.98%	56	4.0961	2.407548
70,000,001 or greater	2	169,893,235.68	18.14%	59	3.5913	4.465498	3.01 or greater	4	174,500,000.00	18.63%	58	3.1046	4.954900
Totals	33	936,562,843.80	100.00%	58	4.0154	2.047887	Totals	33	936,562,843.80	100.00%	58	4.0154	2.047887
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	14,581,552.78	1.56%	57	4.7495	NAP	Totals	76	936,562,843.80	100.00%	58	4.0154	2.047887
Alabama	3	29,284,073.37	3.13%	60	4.2060	1.266986
									Property Type³
Arizona	1	5,796,725.53	0.62%	59	3.9740	2.078311
California	5	84,375,698.90	9.01%	59	4.3279	0.591721		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	3	65,447,403.86	6.99%	53	4.7241	2.324952		Properties	Balance	Agg. Bal.			DSCR¹
Florida	6	76,148,310.54	8.13%	59	3.5191	2.410670	Defeased	1	14,581,552.78	1.56%	57	4.7495	NAP
Georgia	4	9,060,128.27	0.97%	59	3.9740	2.078311	Industrial	46	141,181,328.86	15.07%	58	4.0380	1.928357
Illinois	7	98,739,833.18	10.54%	59	3.3155	6.185741	Lodging	6	143,907,314.23	15.37%	58	4.4222	(0.067408)
Indiana	1	663,598.29	0.07%	59	3.9740	2.078311	Mixed Use	1	13,831,668.65	1.48%	59	3.5700	1.540000
Kansas	1	8,493,525.68	0.91%	58	4.4255	0.270000	Multi-Family	1	46,925,205.80	5.01%	59	4.2400	1.220000
Kentucky	3	37,345,921.88	3.99%	60	4.1817	1.418093	Office	5	276,633,167.22	29.54%	57	3.6246	3.773141
Michigan	5	17,000,533.81	1.82%	59	4.1485	1.750574	Retail	16	299,502,606.55	31.98%	58	4.1199	1.712126
Minnesota	1	1,727,307.07	0.18%	59	3.9740	2.078311	Totals	76	936,562,843.80	100.00%	58	4.0154	2.047887
Missouri	1	849,015.46	0.09%	59	3.9740	2.078311
Nevada	1	8,659,175.91	0.92%	58	4.4725	1.640000
New Jersey	1	1,346,714.11	0.14%	59	3.9740	2.078311
New York	2	89,198,030.64	9.52%	58	3.0022	3.159028
North Carolina	4	46,298,040.36	4.94%	58	4.2500	0.301179
Ohio	3	4,528,082.07	0.48%	59	3.9740	2.078311
Oregon	1	28,855,741.55	3.08%	58	3.9355	0.230000
Pennsylvania	2	20,166,376.94	2.15%	53	5.3050	(0.080000)
South Carolina	2	3,548,298.79	0.38%	59	3.9740	2.078311
Tennessee	4	107,210,100.53	11.45%	56	4.2915	1.235311
Texas	13	130,313,448.77	13.91%	58	4.1595	1.667342
West Virginia	1	46,925,205.80	5.01%	59	4.2400	1.220000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	14,581,552.78	1.56%	57	4.7495	NAP	Defeased	1	14,581,552.78	1.56%	57	4.7495	NAP
	3.00% or less	3	87,500,000.00	9.34%	58	2.9833	3.180000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.01% to 3.50%	2	157,000,000.00	16.76%	59	3.3262	4.836178	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.51% to 4.00%	3	125,580,645.88	13.41%	59	3.9207	1.594318	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.01% to 4.25%	10	268,458,798.81	28.66%	58	4.1676	1.173405	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.25% to 4.50%	9	164,515,242.76	17.57%	58	4.4031	0.935745	49 months or greater	32	921,981,291.02	98.44%	58	4.0038	2.058240
	4.51% to 4.75%	3	40,260,226.63	4.30%	58	4.6172	1.383041	Totals	33	936,562,843.80	100.00%	58	4.0154	2.047887
	4.75% to 5.00%	1	58,500,000.00	6.25%	52	4.7815	2.340000
	5.01% or greater	1	20,166,376.94	2.15%	53	5.3050	(0.080000)
	Totals	33	936,562,843.80	100.00%	58	4.0154	2.047887
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	14,581,552.78	1.56%	57	4.7495	NAP	Defeased	1	14,581,552.78	1.56%	57	4.7495	NAP
	100 months or less	32	921,981,291.02	98.44%	58	4.0038	2.058240	Interest Only	7	340,000,000.00	36.30%	57	3.5726	3.531441
	101 months or greater	0	0.00	0.00%	0	0.0000	0.000000	324 months or less	24	499,088,055.34	53.29%	58	4.3025	1.051300
	Totals	33	936,562,843.80	100.00%	58	4.0154	2.047887	325 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Other	1	82,893,235.68	8.85%	59	3.9740	2.078311
								Totals	33	936,562,843.80	100.00%	58	4.0154	2.047887
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	14,581,552.78	1.56%	57	4.7495	NAP	100 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		2	131,019,759.66	13.99%	58	4.0203	1.959252	101 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	29	782,468,005.68	83.55%	58	3.9965	2.094226	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	1	8,493,525.68	0.91%	58	4.4255	0.270000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	936,562,843.80	100.00%	58	4.0154	2.047887
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30311485	OF	New York	NY	Actual/360	2.983%	74,583.33	0.00	0.00	N/A	08/06/26	--	30,000,000.00	30,000,000.00	10/06/21
1A	30311486				Actual/360	2.983%	74,583.33	0.00	0.00	N/A	08/06/26	--	30,000,000.00	30,000,000.00	10/06/21
1B	30311487				Actual/360	2.983%	68,368.05	0.00	0.00	N/A	08/06/26	--	27,500,000.00	27,500,000.00	10/06/21
2	30311493	OF	Chicago	IL	Actual/360	3.227%	233,928.50	0.00	0.00	09/06/26	09/07/26	--	87,000,000.00	87,000,000.00	10/06/21
3	30311497	IN	Various	Various	Actual/360	3.974%	274,629.14	34,537.12	0.00	N/A	09/04/26	--	82,927,772.80	82,893,235.68	10/06/21
4	30520932	RT	Miami	FL	Actual/360	3.450%	201,250.00	0.00	0.00	N/A	09/01/26	--	70,000,000.00	70,000,000.00	10/01/21
5	30311501	RT	Chattanooga	TN	30/360	4.361%	213,682.88	110,316.02	0.00	N/A	06/06/26	--	58,798,316.49	58,688,000.47	09/03/21
6	30520920	OF	Centennial	CO	Actual/360	4.782%	233,098.12	0.00	0.00	N/A	02/06/26	--	58,500,000.00	58,500,000.00	10/06/21
8	30311503	LO	Irvine	CA	Actual/360	4.489%	188,211.55	90,089.68	0.00	N/A	09/06/26	--	50,318,338.39	50,228,248.71	10/06/21
9	30311504	IN	Laredo	TX	Actual/360	4.100%	164,695.87	77,144.91	0.00	N/A	07/06/26	--	48,203,668.89	48,126,523.98	10/06/21
10	30311489	MF	Charleston	WV	Actual/360	4.240%	166,083.62	79,593.70	0.00	N/A	09/06/26	--	47,004,799.50	46,925,205.80	10/06/21
11	30311505	LO	Cary	NC	Actual/360	4.226%	127,539.39	56,498.71	0.00	N/A	08/06/26	--	36,219,920.06	36,163,421.35	10/06/21
12	30311506	OF	Brentwood	TN	Actual/360	4.100%	126,416.67	0.00	0.00	N/A	06/05/26	--	37,000,000.00	37,000,000.00	10/06/21
13	30311507	RT	Louisville	KY	Actual/360	4.200%	120,326.19	53,336.03	0.00	N/A	10/06/26	--	34,378,910.13	34,325,574.10	10/06/21
14	30311490	RT	Edinburg	TX	Actual/360	4.604%	113,222.30	43,616.41	0.00	N/A	09/04/26	--	29,510,590.47	29,466,974.06	10/06/21
15	30311508	LO	Portland	OR	Actual/360	3.936%	94,790.00	47,321.29	0.00	N/A	08/06/26	--	28,903,062.84	28,855,741.55	10/06/21
16	30520919	LO	Pittsburgh	PA	Actual/360	5.305%	89,297.80	32,937.54	0.00	N/A	03/06/26	--	20,199,314.48	20,166,376.94	10/06/21
18	30311491	RT	Granbury	TX	Actual/360	4.173%	67,202.69	26,995.59	0.00	N/A	09/04/26	--	19,325,000.00	19,298,004.41	10/06/21
19	30311510				Actual/360	4.543%	70,045.63	18,010,407.18	0.00	N/A	05/06/26	--	18,500,000.00	0.00	10/06/21
20	30311511	RT	Harlingen	TX	Actual/360	4.048%	58,583.72	28,575.41	0.00	N/A	09/04/26	--	17,364,571.21	17,335,995.80	10/06/21
21	30311512	MU	Austin	TX	Actual/360	3.570%	41,266.53	39,435.17	0.00	N/A	09/04/26	--	13,871,103.82	13,831,668.65	10/06/21
22	30311513	RT	Gilroy	CA	Actual/360	4.750%	57,813.04	25,384.90	0.00	N/A	07/06/26	--	14,606,937.68	14,581,552.78	10/06/21
23	30311514	RT	Huntsville	AL	Actual/360	4.206%	45,126.74	19,954.23	0.00	N/A	10/06/26	--	12,874,962.25	12,855,008.02	10/06/21
24	30311515	RT	Carlsbad	CA	Actual/360	4.296%	44,750.00	17,079.57	0.00	N/A	09/04/26	--	12,500,000.00	12,482,920.43	10/06/21
25	30311516	IN	Grand Blanc	MI	Actual/360	4.266%	36,219.39	26,726.20	0.00	N/A	09/04/26	--	10,188,295.11	10,161,568.91	10/06/21
26	30311517	RT	Henderson	NV	Actual/360	4.473%	32,331.79	15,648.21	0.00	N/A	08/06/26	--	8,674,824.12	8,659,175.91	10/06/21
27	30311518	RT	Hoover	AL	Actual/360	4.206%	30,618.08	13,538.77	0.00	N/A	10/06/26	--	8,735,544.09	8,722,005.32	10/06/21
28	30311519	LO	Topeka	KS	Actual/360	4.426%	31,370.73	12,828.88	0.00	N/A	08/06/26	--	8,506,354.56	8,493,525.68	07/06/20

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop										Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity				Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments		Repay Date	Date	Date	Balance	Balance	Date
29	30311520	RT	Various	Various	Actual/360	4.691%	28,905.74	13,040.95		0.00	N/A	06/05/26	--	7,394,349.48	7,381,308.53	10/06/21
30	30311521	RT	Vestavia Hills	AL	Actual/360	4.206%	27,055.18	11,963.31		0.00	N/A	10/06/26	--	7,719,023.34	7,707,060.03	10/06/21
31	30311522	OF	Chattanooga	TN	Actual/360	4.450%	24,642.60	12,028.13		0.00	N/A	08/06/26	--	6,645,195.35	6,633,167.22	10/06/21
32	30311523	RT	Arvada	CO	Actual/360	4.378%	16,774.38	12,044.47		0.00	N/A	07/06/26	--	4,597,819.40	4,585,774.93	10/06/21
33	30311524	RT	Clemmons	NC	Actual/360	4.388%	16,788.67	8,388.96		0.00	N/A	08/06/26	--	4,591,249.46	4,582,860.50	10/06/21
34	30311492	RT	Lake Mary	FL	Actual/360	4.572%	13,022.89	6,138.57		0.00	N/A	06/05/26	--	3,418,082.61	3,411,944.04	10/06/21
Totals							3,207,224.54	18,925,569.91		0.00				955,978,006.53	936,562,843.80
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																	Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	81,544,300.00	21,793,750.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	81,544,300.00	21,793,750.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	81,544,300.00	21,793,750.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	33,105,063.13	37,186,299.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	32,916,075.76	33,784,751.29	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	15,544,224.80	13,754,027.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	9,708,491.26	0.00	--	--	--	0.00	0.00	323,753.91	323,753.91	0.00	0.00
6	14,541,359.90	15,714,291.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(1,496,758.41)	(788,814.55)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	7,046,043.28	6,816,885.93	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,968,252.25	3,687,616.56	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	232,320.78	77,307.90	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	5,214,261.78	1,434,378.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,187,121.36	3,013,776.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,864,510.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,130,925.92	1,020,675.86	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	201,743.96	(193,856.96)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,970,204.42	2,089,993.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	81,537.00	0.00	--	--	08/06/21	4,691,685.77	189,940.91	0.00	0.00	0.00	0.00
20	1,337,053.60	1,227,117.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,734,735.26	1,531,719.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,181,434.93	1,029,564.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	850,078.50	917,341.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,474,088.30	1,444,766.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	786,254.52	1,014,611.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	753,969.54	722,258.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	374,900.68	0.00	--	--	08/06/21	3,265,463.21	137,149.49	32,074.69	525,299.36	329,542.20	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	745,603.50	649,821.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	679,283.87	624,909.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,058,343.49	1,163,810.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	659,836.32	836,807.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	488,132.41	442,970.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	386,875.71	351,022.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	387,358,867.82	194,935,304.91				7,957,148.98	327,090.40	355,828.60	849,053.27	329,542.20	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
19	30311510	18,010,407.18	DPO	0.00	0.00
Totals		18,010,407.18		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹									Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	1	8,493,525.68	1	8,493,525.68	0	0.00	0		0.00	0	0.00	1	18,010,407.18	4.015413%	3.994148%	58
09/13/21	0	0.00	0	0.00	2	27,006,354.56	1	8,506,354.56	0	0.00	0		0.00	0	0.00	0	0.00	4.025897%	4.004198%	59
08/12/21	0	0.00	0	0.00	2	27,018,093.02	1	8,518,093.02	0	0.00	0		0.00	0	0.00	0	0.00	4.026126%	4.004424%	60
07/12/21	0	0.00	0	0.00	2	27,029,786.92	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.026353%	4.004648%	61
06/11/21	1	59,126,873.59	0	0.00	2	27,042,482.57	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.026595%	4.004888%	62
05/12/21	0	0.00	0	0.00	2	27,054,083.87	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.026820%	4.005110%	63
04/12/21	0	0.00	0	0.00	2	27,066,690.24	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.027060%	4.005348%	64
03/12/21	0	0.00	0	0.00	2	27,078,199.64	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.027281%	4.005567%	65
02/12/21	0	0.00	0	0.00	2	27,092,822.28	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.027552%	4.005834%	66
01/12/21	0	0.00	0	0.00	2	27,104,232.47	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.027771%	4.006051%	67
12/11/20	1	51,089,481.70	0	0.00	2	27,115,599.35	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.027989%	4.006267%	68
11/13/20	1	51,176,362.01	0	0.00	2	27,127,979.69	0	0.00	0	0.00	0		0.00	0	0.00	2	76,250,000.00	4.028222%	4.006497%	69
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	30311501	09/03/21	0	A	323,753.91	323,753.91	8,804.15	58,798,316.49	04/28/20	3
28	30311519	07/06/20	14	6	32,074.69	525,299.36	1,263,863.81	8,673,881.84	05/28/20	2		08/06/21
Totals					355,828.60	849,053.27	1,272,667.96	67,472,198.33
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		936,562,844	928,069,318		0	8,493,526
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	936,562,844	928,069,318	0	0	0	8,493,526
Sep-21	955,978,007	928,971,652	0	0	18,500,000	8,506,355
Aug-21	956,795,381	929,777,288	0	0	18,500,000	8,518,093
Jul-21	957,609,876	930,580,089	0	0	27,029,787	0
Jun-21	958,472,381	872,303,024	59,126,874	0	27,042,483	0
May-21	959,280,958	932,226,875	0	0	27,054,084	0
Apr-21	960,137,732	933,071,042	0	0	27,066,690	0
Mar-21	960,940,437	933,862,237	0	0	27,078,200	0
Feb-21	961,893,971	934,801,148	0	0	27,092,822	0
Jan-21	962,690,463	935,586,230	0	0	27,104,232	0
Dec-20	963,484,152	885,279,071	51,089,482	0	27,115,599	0
Nov-20	964,326,507	886,022,165	51,176,362	0	27,127,980	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	30311501	58,688,000.47	58,798,316.49	229,500,000.00	05/06/16	9,195,979.26	1.44000	12/31/20	06/06/26	295
19	30311510	0.00	-	16,700,000.00	10/22/20	81,537.00	0.10000	12/31/20	05/06/26	I/O
28	30311519	8,493,525.68	8,673,881.84	6,500,000.00	11/01/20	125,888.36	0.27000	03/31/20	08/06/26	298
Totals		67,181,526.15	67,472,198.33	252,700,000.00		9,403,404.62

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	30311501	RT	TN	04/28/20	3
Special Servicer comments are not available for this cycle.

19	30311510	RT	NY	07/09/20	6
10/6/2021 - Loan recently transferred for Imminent Monetary Default at Borrower''s request as a result of the Covid-19 pandemic. Special Servicer filed suit suit to appoint a Receivership, then the Borrower proposed a DPO. After review, Special
Servicer a ccepted DPO.

28	30311519	LO	KS	05/28/20	2
10/6/2021 - Loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Borrower has indicated that they will assist the lender in transferring the Property to REO. Special servicer has received appro val for the ip hearing scheduled for 6/3/2021. Receiver was appointed on 6/4/2021. Receiver is evaluating the Property needs while Lender continues to move forward with foreclosure.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
16	30520919	20,683,751.43	5.30500%	20,683,751.43 5.30500%		8	09/04/20	06/06/20	09/15/20
Totals		20,683,751.43		20,683,751.43
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
19	30311510 10/13/21	18,500,000.00	16,700,000.00	19,613,159.11	1,602,751.77	19,613,158.95	18,010,407.18	489,592.82	0.00	0.00	489,592.82	2.64%
Current Period Totals		18,500,000.00	16,700,000.00	19,613,159.11	1,602,751.77	19,613,158.95	18,010,407.18	489,592.82	0.00	0.00	489,592.82
Cumulative Totals		18,500,000.00	16,700,000.00	19,613,159.11	1,602,751.77	19,613,158.95	18,010,407.18	489,592.82	0.00	0.00	489,592.82

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
19	30311510	10/13/21	0.00	0.00	489,592.82	0.00	0.00	489,592.82	0.00	0.00	489,592.82
Current Period Totals			0.00	0.00	489,592.82	0.00	0.00	489,592.82	0.00		489,592.82
Cumulative Totals			0.00	0.00	489,592.82	0.00	0.00	489,592.82	0.00	0.00	489,592.82

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	12,249.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	2,783.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	(54,343.75)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	12,029.15	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(38,594.10)	0.00	2,783.01	12,029.15	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(23,781.94)

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Supplemental Notes
None

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